Earnings per share (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Earnings per share [line items]
Payments to acquire or redeem entity's shares	$ 2,073	$ 2,288	$ 4,521	$ 3,880
Profit (loss), attributable to owners of parent	1,792	9,257	10,010	(11,127)
Adjustment to profit (loss) for preference share dividends	1	1	1	1
Profit (loss), attributable to ordinary equity holders of parent entity	1,791	$ 9,256	$ 10,009	$ (11,128)
Subsequent Event1
Earnings per share [line items]
Payments to acquire or redeem entity's shares	917
Payments to acquire or redeem entity's shares, accrued	$ 224
Ordinary shares [member]
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(329,000,000)
Weighted average number of ordinary shares outstanding	17,523,778,000	19,388,427,000	17,706,388,000	19,451,040,000
Adjusted weighted average number of ordinary shares outstanding	17,900,984,000	19,619,628,000	18,068,256,000	19,451,040,000
Number Of Shares Outstanding And Reserved For Future Issuance	17,379,366,000	19,135,400,000	17,379,366,000	19,135,400,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded				202,620,000
Number of shares issued	17,446,784,783		17,446,784,783		18,157,211,814
Treasury stock, shares	936,028,077		936,028,077		940,571,303
Ordinary shares [member] | Subsequent Event1
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(152,000,000)
ADS [Member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	2,920,629,000	3,231,404,000	2,951,064,000	3,241,840,000
Adjusted weighted average number of ordinary shares outstanding	2,983,497,000	3,269,938,000	3,011,376,000	3,241,840,000
Number Of Shares Outstanding And Reserved For Future Issuance	2,896,561,000	3,189,233,000	2,896,561,000	3,189,233,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded				33,770,000